Short-Term Loans - Summary of Short-Term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
Short-term borrowing—banks	¥ 9,000	$ 1,412	¥ 500,000
Total	¥ 9,000